Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended						12 Months Ended			1 Months Ended					1 Months Ended			12 Months Ended							12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 24, 2012 2017 Revolving Credit Facility [Member] USD ($)	Oct. 24, 2012 2017 Revolving Credit Facility [Member] EUR (€)	Oct. 29, 2012 2017 Revolving Credit Facility [Member] USD ($)	Oct. 29, 2012 2017 Revolving Credit Facility [Member] EUR (€)	Apr. 27, 2012 2017 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 2017 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Fixed rate notes [Member]	Dec. 31, 2012 Floating rate notes [Member]	Dec. 31, 2012 Secured debt [Member]	Feb. 16, 2012 2019 Term Loan [Member] USD ($)	Feb. 16, 2012 U.S. dollar-denominated 9 1/2% Senior Notes due October 2015 [Member] USD ($)	Feb. 16, 2012 Euro-denominated 8 5/8 % Senior Notes due October 2015 [Member] EUR (€)	Dec. 31, 2012 Euro denominated Super Priority Notes 2013 [Member] EUR (€)	Dec. 31, 2012 USD denominated Super Priority Notes 2013 [Member] USD ($)	Dec. 10, 2012 2020 Term Loan [Member] USD ($)	Dec. 10, 2012 U.S. dollar-denominated 9 3/4% Senior Notes due August 2018 [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated Senior Secured Notes Due 2018 [Member] USD ($)	Dec. 31, 2012 Per Term Loan [Member] USD ($)	Dec. 31, 2012 Euro [Member]	Dec. 31, 2012 U.S. dollar [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Denominated Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2012 Denominated Revolving Credit Facilities [Member] EUR (€)	Dec. 31, 2012 Floating Rate Senior Secured Notes due 2013 [Member] EUR (€)	Dec. 31, 2012 Floating Rate Senior Secured Notes Due 2013 [Member] USD ($)	Dec. 31, 2012 Floating Rate Secured Notes Due 2016 [Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2017 [Member] LIBOR Plus 3.25%[Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2017 [Member] LIBOR Plus 4.25% [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan One Due in 2017 [Member] LIBOR Plus 4.25% [Member]	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2019 [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan One Due In 2019 [Member]	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2020 [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan One Due In 2020 [Member]
Debt Instrument [Line Items]
Other short-term bank borrowings	$ 36	$ 35
Weighted average interest rate	3.60%	4.40%
Percentage of total notes										13.00%	87.00%											6.00%	94.00%
Maturity period of notes																								1 year	8 years
Remaining tenor of debt	4 years 8 months 12 days	4 years 8 months 12 days										4 years 8 months 12 days
Total long-term debt	3,185	3,747	4,128
Decrease in debt instrument	562													510	203				500
Gain (loss) on extinguishment of debt	(161)	(32)	57
Principal amount	3,470.0	3,033.0											475.0					500.0		422.0								142.0	58.0	616.0	491.0	494.0		471.0		500.0
Term Loan issued price, percentage of par													98.50%					99.50%
Debt instrument maturity date													Mar. 19, 2019					Jan. 11, 2020
Term Loan issued at fair value													468					498
Cash in hand													52					12
Current coupon rate - fixed														9.50%	8.625%				9.75%	9.75%								2.75%			1.25%		1.25%		1.25%		1.25%
Call premiums paid													36					86
Accrued interest paid													31					18
Revolving Credit Facility additional amount						155	120	330
Revolving Credit facility, outstanding amount									230
Revolving Credit facility				818	620																					818	620
Revolving Credit Agreement expire date				Mar. 01, 2017	Mar. 01, 2017
Principal amount																29	221
Revolving Credit Facility draw - down amount																		100
Debt issuance costs																		6
Interest rate terms																												Three-month EURIBOR plus 2.75%	Three-month LIBOR plus 2.75%	Three-month LIBOR plus 5.5%	LIBOR plus 3.25%	LIBOR plus 4.25%		LIBOR plus 4%		LIBOR plus 3.50%
Annual repayment of Term Loan	$ 20																				$ 5